Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

8.      INTANGIBLE ASSETS, NET

The Company had acquired cannabis-related licenses as part of a business combination in 2018 with a gross value of approximately $19,000, which have indefinite useful lives as they are expected to generate economic benefit to the Company in perpetuity. In addition, as part of the Herbal Brand acquisition in 2019, the Company acquired finite-lived intangible assets with a gross value of approximately $7,091. We recognized an impairment charge of $19,000 related to its indefinite-lived intangible assets during the year ended December 31, 2022. There were no impairment charges to long-lived assets during the year ended December 31, 2021. During the years ended December 31, 2022 and 2021 the Company recorded approximately $763 and $1,162, respectively, of amortization related to its finite-lived intangible assets.

The following tables present details of the Company’s total intangible assets as of December 31, 2022 and December 31, 2021.

The value of product formulation intangible asset is included in the value of Brand:

	December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Useful Life (in Years)
Finite-lived intangible assets:
Customer contracts	$925	$925	$—	0.0
Customer relationships	1,000	669	331	3.0
Customer list	650	478	172	1.3
Brand	4,516	1,665	2,851	6.3
Total finite-lived intangible assets	$7,091	$3,737	$3,354

Indefinite-lived intangible assets:
Licenses	$19,000	N/A	$19,000
Impairment Charge	$(19,000)	N/A	$(19,000)
Total indefinite-lived intangible assets	$—		$—
Total intangible assets	$7,091	$3,737	$3,354
	December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Useful Life (in Years)
Finite-lived intangible assets:
Customer contracts	$925	$925	$—	0.0
Customer relationships	1,000	487	513	3.4
Customer list	650	346	304	2.3
Brand	4,516	1,216	3,300	7.3
Total finite-lived intangible assets	$7,091	$2,974	$4,117

Indefinite-lived intangible assets:
Licenses	$19,000	N/A	$19,000
Total indefinite-lived intangible assets	$19,000	N/A	$19,000
Total intangible assets	$26,091	$2,974	$23,117

Annual Impairment Testing

In accordance with ASC Topic 350, “Intangibles — Goodwill and Other,” the Company performs its annual impairment test as of December 31 of each year. As part of the review, the Company has performed a qualitative assessment to determine whether indicators of impairment existed, along with considering, among other factors, the financial performance, industry conditions, as well as microeconomic developments. The Company also reviews intangibles for impairment whenever events or changes in circumstances indicate that the carrying value of its intangibles may not be recoverable. After the close of each interim quarter, management assesses whether any indicators of impairment exist requiring the Company to perform an interim goodwill and other intangible assets impairment analysis.

Impairment Testing — Finite-Lived Intangibles

In conjunction with the annual impairment testing, see Note 9, the Company reviewed finite-lived intangible assets for impairment. In performing such review, the Company makes judgments about the recoverability of purchased finite lived intangible assets whenever events or changes in circumstances indicate that an impairment may exist. The Company recognizes an impairment if the carrying amount of the long-lived asset group exceeds the Company’s estimate of the asset group’s undiscounted future cash flows. For the year ended December 31, 2022, no impairment was recognized related to the carrying value of any of the Company’s finite lived intangible assets.

Impairment Testing — Indefinite-Lived Intangibles

Due to the continued decline in the Company’s stock price and the current year’s projected revenues falling behind target, the Company performed an interim impairment assessment on its indefinite-lived intangible assets, consisting of cannabis related licenses for its Colombian operations. Significant assumptions used in the impairment analysis include financial projections of free cash flow (including assumptions about revenue projections, regulations, operating margins, capital requirements and income taxes), long-term growth rates for determining terminal value beyond the discretely forecasted periods and discount rates. Utilizing a discounted cash flow model with a weighted average cost of capital (“WACC”) of 22%, the Company performed the assessment and recognized an impairment charge of $19,000 along with the related deferred tax liability write-off of $6,650 for the year ended December 31, 2022.

For the year ended December 31, 2021, no impairment was recognized related to the carrying value of any of the Company’s finite or indefinite-lived intangible assets.

Amortization Expense

The following table reflects the estimated future amortization expense for each period presented for the Company’s finite-lived intangible assets as of December 31, 2022:

Estimated Amortization Expense
2023	$702
2024	585
2025	542
2026	482
2027	452
Thereafter	591
Total	$3,354